UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2013

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2013.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	13.79%	10.19%	6.02%	6.37%
S&P 500(D)	19.34%	16.27%	10.02%	7.57%

		Since
	1 Year(A)	Inception(A)
Class A Shares(C) (with sales charge)*	7.24%	8.46%
Class A Shares(C) (without sales charge)*	13.79%	14.10%
S&P 500(D)	19.34%	21.59%

Total Annual Fund Operating Expense Ratio (from 08/01/13 Prospectus):

No-Load Shares - Gross 1.64%, Net 1.45% Class A Shares - Gross 1.89%, Net 1.45%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2013 Semi-Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                                 Neiman Large Cap Value Fund
                                             by Sectors (as a percentage of Net Assets)
                                                                      (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2013 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2013 through September 30, 2013.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above . Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2013 to
	April 1, 2013	September 30, 2013	September 30, 2013

Actual	$1,000.00	$1,060.70	$7.49

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2013 to
	April 1, 2013	September 30, 2013	September 30, 2013

Actual	$1,000.00	$1,060.70	$7.49

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2013 Semi-Annual Report 3

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
10,400	Aflac Incorporated +	$644,696
9,400	Reinsurance Group of America Incorporated +	629,706
		1,274,402	4.62%
Agricultural Chemicals
3,200	CF Industries Holdings, Inc.	674,656	2.45%
Air Courier Services
5,700	FedEx Corporation +	650,427	2.36%
Aircraft Engines & Engine Parts
5,900	United Technologies Corp.	636,138	2.31%
Commercial Banks
9,900	Bank of Montreal (Canada)	661,518	2.40%
Computer Storage Devices
9,800	Western Digital Corporation +	621,320	2.25%
Electric Services
14,400	American Electric Power Co. Inc. +	624,240
14,600	Southern Co. +	601,228
		1,225,468	4.44%
Electronic & Other Electrical Equipment (No Computer Equipment)
8,600	Emerson Electric Co.	556,420	2.02%
Fire, Marine & Casualty Insurance
6,800	ACE Limited (Switzerland)	636,208
14,400	Axis Capital Holdings Limited (Bermuda)	623,664
7,300	The Chubb Corporation +	651,598
		1,911,470	6.93%
Food and Kindred Products
11,633	Kraft Foods Inc.	610,500
19,900	Mondelçz International, Inc.	625,278
		1,235,778	4.48%
Gas & Other Services Combined
6,400	Sempra Energy	547,840	1.99%
Hospitals & Medical Service Plans
9,800	Aetna Inc. +	627,396
8,500	UnitedHealth Group, Inc.	608,685
		1,236,081	4.48%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
3,200	VF Corp.	636,960	2.31%
National Commercial Banks
8,200	The PNC Financial Services Group, Inc. +	594,090	2.15%
Oil & Gas Field Machinery & Equipment
8,600	National Oilwell Varco, Incorporated	671,746	2.44%
Oil, Gas Field Services, NBC
7,600	Schlumberger Limited	671,536	2.43%
Petroleum Refining
5,200	Chevron Corp.	631,800
7,100	Exxon Mobil Corporation	610,884
10,400	Phillips 66	601,328
		1,844,012	6.68%
Pharmaceutical Preparations
11,700	Eli Lilly and Company +	588,861	2.13%
Radio & TV Broadcasting & Communications Equipment
9,200	QUALCOMM Incorporated +	619,344	2.25%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 4

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Railroads, Line-Haul Operating
6,500	Canadian National Railway Company (Canada) +	$658,905
4,000	Union Pacific Corporation	621,360
		1,280,265	4.64%
Retail - Department Stores
11,900	Kohl's Corporation +	615,825	2.23%
Retail - Eating Places
6,400	McDonald's Corp.	615,744	2.23%
Retail - Jewelers Ltd.
8,600	Signet Jewelers Limited (Bermuda) +	616,190	2.23%
Retail - Variety Stores
5,400	Costco Wholesale Corp. +	621,918	2.25%
Rubber & Plastic Footwear
9,500	Nike Inc. Class B +	690,080	2.50%
Search, Detection, Navigation, Guidance, Aeronautical Systems
7,400	Raytheon Company	570,318	2.07%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,700	Procter & Gamble Co. +	582,043	2.11%
Surgical & Medical Instruments & Apparatus
8,900	Stryker Corporation	601,551	2.18%
Tobacco Products
18,000	Altria Group Inc.	618,300
7,300	Philip Morris International, Inc.	632,107
		1,250,407	4.53%
Wholesale - Drugs Properties & Druggists' Sundries
5,000	McKesson Corporation +	641,500	2.33%
Total for Common Stocks (Cost $20,042,569)		24,943,908	90.43%
	Other Assets in Excess of Liabilities	2,640,710	9.57%
	Net Assets	$27,584,618	100.00%

+ Portion or all of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 5

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2013 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Aetna Inc.
October 2013 Calls @ 65.00	1,400	$1,092
Aflac Incorporated
November 2013 Calls @ 57.50	1,500	7,650
American Electric Power Co. Inc.
November 2013 Calls @ 47.00	1,700	85
Canadian National Railway Company
October 2013 Calls @ 105.00	800	320
The Chubb Corporation
October 2013 Calls @ 90.00	900	720
Costco Wholesale Corp.
October 2013 Calls @ 115.00	800	1,712
Eli Lilly and Company
October 2013 Calls @ 55.00	1,500	75
FedEx Corporation
October 2013 Calls @ 105.00	800	7,440
Kohl's Corporation
October 2013 Calls @ 55.00	1,600	320
McKesson Corporation
November 2013 Calls @ 125.00	700	4,130
Nike Inc. Class B
October 2013 Calls @ 70.00	1,300	4,212
The PNC Financial Services Group, Inc.
November 2013 Calls @ 75.00	1,200	972
Procter & Gamble Co.
October 2013 Calls @ 80.00	1,100	99
QUALCOMM Incorporated
October 2013 Calls @ 67.50	1,200	1,332
Reinsurance Group of America Incorporated
October 2013 Calls @ 70.00	1,300	325
Southern Co.
November 2013 Calls @ 47.00	1,800	18
Signet Jewelers Limited
October 2013 Calls @ 70.00	1,200	1,980
Western Digital Corporation
October 2013 Calls @ 70.00	1,400	378
Total (Premiums Received $34,354)		$32,860

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 6

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2013
Assets:
Investment Securities at Fair Value	$24,943,908
(Cost $20,042,569)
Cash	2,558,561
Prepaid Expenses	18,105
Receivables:
Securities Sold	85,355
Fund Shares Purchased	7,028
Dividends	50,313
Total Assets	27,663,270
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $34,354)	32,860
Payable for Securities Purchased	1,368
Payable for Fund Shares Redeemed	2,903
Accrued Management Fees	19,469
Accrued Distribution and Service (12b-1) Fees	243
Accrued Compliance Officer Expense	1,019
Accrued Trustees Fees	764
Other Accrued Expenses	20,026
Total Liabilities	78,652
Net Assets	$27,584,618
Net Assets Consist of:
Paid In Capital	$21,852,337
Accumulated Undistributed Net Investment Income (Loss)	53,118
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	776,330
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	4,902,833
Net Assets	$27,584,618

No-Load Shares
Net Assets	$27,181,402
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,073,862
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$25.31

Class A Shares
Net Assets	$403,216
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	15,930
Net Asset Value and Redemption Price Per Share	$25.31
Maximum Offering Price Per Share ($25.31/0.9425) **	$26.85

** Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2013
Investment Income:
Dividends (Net of foreign withholding tax of $2,392)	$242,660
Total Investment Income	242,660

Expenses:
Management fees	130,752
Transfer agent fees & accounting fees	21,253
Distribution and service (12b-1) fees - Class A	444
Administration fees	15,041
Audit fees	8,784
Registration expense	15,041
Custody fees	5,415
Legal fees	3,678
Miscellaneous expense	3,009
Printing and postage expense	2,005
Insurance expense	1,656
Compliance officer expense	2,005
Trustees fees	1,504
Total Expenses	210,587
Less:
Expense Waiver / Expense Reimbursement	(20,998)
Net Expenses	189,589
Net Investment Income (Loss)	53,071

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	821,317
Realized Gain (Loss) on Options Written	29,835
Change In Unrealized Appreciation (Depreciation) on Investments	605,472
Change In Unrealized Appreciation (Depreciation) on Options Written	28,248
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	1,484,872

Net Increase (Decrease) in Net Assets from Operations	$1,537,943

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2013	4/1/2012
	to	to
	9/30/2013	3/31/2013
From Operations:
Net Investment Income (Loss)	$53,071	$205,662
Net Realized Gain (Loss) on Investments	821,317	658,831
Net Realized Gain (Loss) on Options Written	29,835	75,752
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	633,720	644,459
Increase (Decrease) in Net Assets from Operations	1,537,943	1,584,704
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(57,787)	(230,435)
Class A Shares	(839)	(691	)*
Net Realized Gain from Security Transactions
No-Load Shares	(75,685)	(374,114)
Class A Shares	(1,099)	(1,769	) *
Change in Net Assets from Distributions	(135,410)	(607,009)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	4,611,501	7,598,411
Class A Shares	111,927	310,306	*
Shares Issued on Reinvestment of Dividends
No-Load Shares	104,375	485,494
Class A Shares	1,938	2,460	*
Cost of Shares Redeemed
No-Load Shares	(4,333,589)	(12,881,249)
Class A Shares	-	(51,008	) *
Net Increase (Decrease) from Shareholder Activity	496,152	(4,535,586)
Net Increase (Decrease) in Net Assets	1,898,685	(3,557,891)
Net Assets at Beginning of Period	25,685,933	29,243,824
Net Assets at End of Period (Including Accumulated	$27,584,618	$25,685,933
Undistributed Net Investment Income of $53,118 and $58,673)
Share Transactions:
Issued
No-Load Shares	185,445	330,471
Class A Shares	4,590	13,336	*
Reinvested
No-Load Shares	4,302	21,864
Class A Shares	80	110	*
Redeemed
No-Load Shares	(175,209)	(568,529)
Class A Shares	-	(2,186	) *
Net Increase (Decrease) in Shares	19,208	(204,934)

* Class commenced operations on August 1, 2012. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 9

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2013		4/1/2012	4/1/2011	4/1/2010	4/1/2009	4/1/2008
throughout the period:	to		to	to	to	to	to
	9/30/2013		3/31/2013	3/31/2012	3/31/2011	3/31/2010	3/31/2009
Net Asset Value -
Beginning of Period	$23.99		$22.93	$22.23	$19.27	$15.29	$21.77
Net Investment Income (Loss) (a)	0.05		0.19	0.13	0.05	0.07	0.18
Net Gains or Losses on Securities (d)
(realized and unrealized)	1.40		1.50	0.66	2.98	4.02	(6.43)
Total from Investment Operations	1.45		1.69	0.79	3.03	4.09	(6.25)

Distributions (From Net Investment Income)	(0.06)		(0.23)	(0.09)	(0.07)	(0.11)	(0.03)
Distributions (From Capital Gains)	(0.07)		(0.40)	0.00	0.00	0.00	(0.20)
Total Distributions	(0.13)		(0.63)	(0.09)	(0.07)	(0.11)	(0.23)
Net Asset Value -
End of Period	$25.31		$23.99	$22.93	$22.23	$19.27	$15.29
Total Return (b)	6.07	% ***	7.60%	3.57%	15.83%	26.87%	(29.04)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	27,181	$	$25,416	$29,244	$23,280	$13,844	$11,618
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.61	% **	1.64%	1.57%	1.83%	2.09%	2.49%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.25	% **	0.66%	0.49%	0.16%	0.06%	0.22%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% **	1.45%	1.46%	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.41	% **	0.86%	0.60%	0.26%	0.40%	0.96%
Portfolio Turnover Rate	19.57	% ***	38.79%	64.41%	35.26%	74.34%	101.01%

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2013		8/1/2012*
	to		to
	9/30/2013		3/31/2013
Net Asset Value -
Beginning of Period	$23.99		$22.37
Net Investment Income (Loss) (a)	0.06		0.12
Net Gains or Losses on Securities (d)
(realized and unrealized)	1.39		2.06
Total from Investment Operations	1.45		2.18
Distributions (From Net Investment Income)	(0.06)		(0.16)
Distributions (From Capital Gains)	(0.07)		(0.40)
Total Distributions	(0.13)		(0.56)
Net Asset Value -
End of Period	$25.31		$23.99
Total Return (b)	6.07	% ***	9.92	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$403		$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.86	% **	1.84	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	0.05	% **	0.37	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% **	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46	% **	0.76	% **

Portfolio Turnover Rate	19.57	% ***	38.79	%*** (c)

* The Class commenced operations on August 1, 2012.                  ** Annualized.                       *** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(c) Portfolio turnover presented above is representive of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.
(d) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
September 30, 2013
(Unaudited)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2013, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The Fund currently offers No-Load Class shares and Class A shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus.The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 - 2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2013, the Fund did not incur any interest or penalties. DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2013 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

2013 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value procedures, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,943,908	$0	$0	$24,943,908
Total	$24,943,908	$0	$0	$24,943,908

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$32,860	$0	$32,860
Total	$0	$32,860	$0	$32,860

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2013. There were no transfers into or out of the levels during the six month period ended September 30, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2013, the Adviser earned management fees totaling $130,752 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A Shares through July 31, 2014. The fee waiver will automatically terminate on July 31, 2014 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2014.

For the six month period ended September 30, 2013, the Adviser waived fees and/or reimbursed expenses totaling $20,998 to the Fund. The Fund owed the Adviser $19,469 at September 30, 2013. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the ”Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s

2013 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

Class A shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2013, there was $444 of 12b-1 fees incurred by Class A shares. As of September 30, 2013, the Fund had an accrued liability of $243 which was available for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. Those individuals earned $404 resulting from the sale of Class A shares during the six month period ended September 30, 2013.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,940,349 and $4,201,765, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2013 was $20,042,569, and premiums received from options written was $34,354.

At September 30, 2013, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$5,123,771	($220,938)	$4,902,833

As of September 30, 2013, there were no differences between book basis and tax basis unrealized appreciation.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2013, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 61.03% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

9.) WRITTEN OPTIONS
As of September 30, 2013, Fund portfolio securities valued at $1,530,523 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the six month period ended September 30, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2013	469	$49,463
Options written	371	$52,024
Options terminated in closing purchase transactions	(29)	($2,059)
Options expired	(241)	($27,864)
Options exercised	(348)	($37,210)
Options outstanding at September 30, 2013	222	$34,354

The location on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	($32,860)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2013 by the Fund are recorded in the following locations in the Statement of Operations:

2013 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$29,835	Appreciation (Depreciation)	$28,248
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

In January, 2013, the FASB issued ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" in GAAP and International Reporting Financial Standards ("IFRS"). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments, including written options, that are offset in a reporting entity's Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement ("MNA"). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amount offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amount subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). As such, below is additional information regarding the Fund’s option writing as of September 30, 2013:

Liabilities:
Gross Amounts Not
Offset in the Statement of
Financial Position
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Option
Writing	$32,860	$0	$32,860	$0	$32,860	$0

10.) DISTRIBUTIONS TO SHAREHOLDERS The tax character of distributions was as follows:

Distributions paid from No-Load Class:

	Six Months ended	Year ended
	September 30, 2013	March 31, 2013
Ordinary Income:	$ 57,787	$230,435
Short-term Capital Gain:	0	0
Long-term Capital Gain:	75,685	374,114
	$ 133,472	$604,549

Distributions paid from Class A shares:

	Six Months ended	Year ended
	September 30, 2013	March 31, 2013
Ordinary Income:	$ 839	$ 691
Short-term Capital Gain:	0	0
Long-term Capital Gain:	1,099	1,769
	$ 1,938	$ 2,460

2013 Semi-Annual Report 15

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2013 Semi-Annual Report 16

ADDITIONAL INFORMATION September 30, 2013 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 21, 2013, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the "Agreement"), on behalf of the Neiman Large Cap Value Fund (the "Fund") with the Adviser. Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. He also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the "Report") addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the "Peer Group"). All performance data was through the period ended March 31, 2013. The Report also included comparative performance information for the Fund's comparative index, the S&P 500 Index. The report indicated that the Fund's twelve month, one-year annualized, three-year annualized and five-year annualized returns were slightly lower than its Peer Group average and comparative index. As to the since-inception performance, the report indicated that the Fund underperformed the comparative index. Management stated that due to the Fund's covered call strategy, it is expected that the Fund may underperform in a strong market, but help limit losses in a down market. The Trustees concluded that the Fund's performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial condition, the portfolio manager's background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser's Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser's compliance efforts. The representatives of the Adviser also discussed the Adviser's financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund's expenses to limit the Fund's operating expense (with certain exclusions) to 1.45% . The Board noted that the Adviser realized a profit after indirect expenses related to the Fund of approximately $48,000 as of March 31, 2013. The Trustees then discussed the Adviser's financial condition. A representative of the Adviser stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts "due from adviser" to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the peer group for the Fund (the “Peer Group”). Included in the comparisons were funds with similar asset ranges. The Trustees noted that the Fund's audited expense ratio of 1.46% was higher than the average audited expense ratio of 1.25% for the Peer Group and within the range of its peers. The Trustees also noted that the Fund’s net expense ratio (which includes acquired fund fees and expenses) of 1.45% was higher than the average net expense ratio (which includes acquired fund fees and expenses) of 1.36% for the Peer Group and within the range of its peers. It was noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses for both classes of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect cost of investing in acquired funds) to 1.45% of its average

2013 Semi-Annual Report 17

Additional Information (Unaudited) - continued

daily net assets through July 31, 2013. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.62%, but within the range of its Peer Group. In addition, the Trustees noted that the No-Load shares of the Fund did not charge a front end load, deferred load or 12b-1 fee, whereas the Peer Group had an average of 1.01% front end loads, 0.39% deferred loads, and 0.37% 12b-1 fees. The Trustees did note that the Fund’s Class A shares were subject to a 5.75% sales load, no deferred loads and a 0.25% 12b-1 fees. The Trustees also recognized that the Adviser is capping the Fund's expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund.

Finally, the Trustees reviewed information regarding fees charged by the Adviser for other client relationships. The Trustees recognized the expense ratios were within the range of the Peer Group average and the management fee was at the top end of the Peer Group; however, they also recognized that the Adviser is capping the Fund's expenses, and the Adviser was currently making only a minimal profit from the Large Cap Value after indirect expenses. The Fund's performance overall was in line with the Fund's Peer Group. Having considered the comparative data as described above, the Trustees concluded that the Fund's management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial and/or Registered Reps in their NEXT branch office. It was noted that they have received approximately $500, collectively, in sales charges and trailer fees for Large Cap Value. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

After further consideration, the Trustees reported that they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waiver for the Fund capped the expenses and that additional economics of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreement would be in the best interest of the Fund.

2013 Semi-Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530\

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

SEMI-ANNUAL REPORT
September 30, 2013

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2013.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
CLASS A (with sales charge)***	3.48%	4.76%	6.57%
CLASS A (without sales charge)***	9.78%	6.85%	8.56%
CLASS C (with CDSC)****	7.99%	6.02%	7.74%
CLASS C (without CDSC)****	8.99%	6.02%	7.74%
S&P 500 Index (B)	19.34%	16.27%	17.75%

Annual Fund Operating Expense Ratio: (from 08/01/13 Prospectus)

Class A - Gross 3.17%, Net 2.54% Class C - Gross 3.92%, Net 3.29%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

*** With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

**** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2013 Semi-Annual Report 1

NEIMAN BALANCED ALLOCATION FUND

                                      Neiman Balanced Allocation Fund
                                     by Sectors (as a percentage of Net Assets)
                                                             (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2013 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2013 through September 30, 2013.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2013 to
	April 1, 2013	September 30, 2013	September 30, 2013

Actual	$1,000.00	$1,032.74	$7.39

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2013 to
	April 1, 2013	September 30, 2013	September 30, 2013

Actual	$1,000.00	$1,028.61	$11.19

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2013 Semi-Annual Report 3

Neiman Balanced Allocation Fund

		Schedule of Investments
		September 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
63,974	Amana Income Fund	$2,587,129
42,531	Baron Real Estate Fund - Retail Class	863,798
122,586	Eaton Vance Floating-Rate Advantaged Fund - Advisers Class	1,364,379
10,952	Fidelity Advisor Materials Fund - Class I	876,828
126,664	Frost Total Return Bond Fund - Class A	1,364,175
158,624	Ivy High Income Fund - Class Y	1,370,508
23,546	JPMorgan Small Cap Value Fund - Class A	605,365
102,011	Neiman Large Cap Value Fund - No Load Class+	2,581,901
111,810	PIMCO Income Fund - Class D	1,370,790
31,938	PNC Small Cap Fund - Class A *	614,493
36,468	Principal MidCap Fund Class A	697,268
36,921	Sterling Capital Mid Cap Value Fund - Class A	693,377
43,373	Thornburg International Growth Fund - Class A	890,883
65,473	Van Eck Emerging Markets Fund - Class A *	874,713
Total for Mutual Funds (Cost $15,577,067)		16,755,607	98.94%
Money Market Funds
620,359	Fidelity Money Market Portfolio Select Class 0.02% **	620,359	3.66%
Total for Money Market Funds (Cost $620,359)
	Total Investments	17,375,966	102.60%
	(Cost $16,197,426)
	Liabilities in Excess of Other Assets	(439,508)	-2.60%
	Net Assets	$16,936,458	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security; The Yield Rate shown represents
the rate at September 30, 2013.

The accompanying notes are an integral part of these
financial statements.

2013 Semi-Annual Report 4

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2013
Assets:
Unaffiliated Investment Securities at Fair Value	$14,794,065
(Cost $14,049,020)
Affiliated Investment Securities at Fair Value	2,581,901
(Cost $2,148,406)
Prepaid Expenses	5,086
Receivables:
Dividends and Interest	24,497
Total Assets	17,405,549
Liabilities:
Shareholder Redemptions	417,247
Due to Custodian	1,259
Due to Adviser	6,210
Accrued Distribution and Service (12b-1) Fees	22,887
Accrued Compliance Officer Expense	966
Other Accrued Expenses	20,522
Total Liabilities	469,091
Net Assets	$16,936,458
Net Assets Consist of:
Paid In Capital	$14,729,063
Accumulated Undistributed Net Investment Income	27,451
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	1,001,404
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	1,178,540
Net Assets	$16,936,458

Class A
Net Assets	$11,180,060
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	885,111
Net Asset Value and Redemption Price Per Share	$12.63
Maximum Offering Price Per Share ($12.63/0.9425) (a)	$13.40

Class C
Net Assets	$5,756,398
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	462,013
Net Asset Value and Offering Price Per Share	$12.46
Redemption Price Per Share ($12.46 x 0.99) (b)	$12.34

(a) Reflects a maximum sales charge of 5.75% .
(b) Shares purchased prior to August 1, 2013 may be subject to a contingent deferred sales charge ("CDSC")
of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees. Class C Shares purchased on or after August 1, 2013 are no longer subject to a CDSC fee.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2013
Investment Income:
Dividends from Unaffiliated Funds	$169,608
Dividends from Affiliated Funds	5,825
Interest from Unaffiliated Funds	77
Total Investment Income	175,510
Expenses:
Management fees	85,269
Transfer agent fees & accounting fees	18,585
Distribution and service (12b-1) fees - Class A	13,175
Distribution and service (12b-1) fees - Class C	32,567
Administration fees	15,041
Audit fees	8,784
Registration expense	5,516
Custody fees	5,014
Legal fees	3,678
Miscellaneous expense	3,009
Printing and postage expense	1,504
Insurance expense	1,656
Compliance officer expense	2,006
Trustees fees	1,504
Total Expenses	197,308
Less:
Expense Waiver / Expense Reimbursement	(49,244)
Net Expenses	148,064
Net Investment Income (Loss)	27,446

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	816
Capital Gain Distributions from Affiliated Investment Companies	7,629
Realized Gain (Loss) on Unaffiliated Investments	999,591
Realized Gain (Loss) on Affiliated Investments	5,111
Change In Unrealized Appreciation (Depreciation) on Investments	(534,165)
Net Realized and Unrealized Gain (Loss) on Investments	478,982

Net Increase (Decrease) in Net Assets from Operations	$506,428

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2013	4/1/2012
	to	to
	9/30/2013	3/31/2013
From Operations:
Net Investment Income (Loss)	$27,446	$117,150
Capital Gain Distributions from Investment Companies	8,445	154,519
Net Realized Gain (Loss) on Investments	1,004,702	237,508
Change in Net Unrealized Appreciation (Depreciation) on Investments	(534,165)	769,728
Increase (Decrease) in Net Assets from Operations	506,428	1,278,905
From Distributions to Shareholders:
Net Investment Income
Class A	(25,457)	(107,326)
Class C	(3,442)	(24,058)
Net Realized Gain from Security Transactions
Class A	-	-
Class C	-	-
Change in Net Assets from Distributions	(28,899)	(131,384)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	3,066,831	3,171,729
Class C	704,885	1,328,684
Shares Issued on Reinvestment of Dividends
Class A	22,224	94,984
Class C	2,977	20,745
Cost of Shares Redeemed
Class A	(1,923,554)	(1,516,872)
Class C	(1,605,797)	(2,227,134)
Net Increase (Decrease) from Shareholder Activity	267,566	872,136
Net Increase (Decrease) in Net Assets	745,095	2,019,657
Net Assets at Beginning of Period	16,191,363	14,171,706
Net Assets at End of Period (Including Accumulated	$16,936,458	$16,191,363
Undistributed Net Investment Income of $27,451 and $28,904)
Share Transactions:
Issued
Class A	246,708	274,482
Class C	57,808	116,657
Reinvested
Class A	1,831	8,181
Class C	248	1,804
Redeemed
Class A	(155,189)	(129,722)
Class C	(130,798)	(193,735)
Net Increase (Decrease) in Shares	20,608	77,667

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2013		4/1/2012	4/1/2011	7/6/2010*
	to		to	to	to
	9/30/2013		3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.26		$11.42	$11.46	$10.00
Net Investment Income (Loss) (a)	0.04		0.13	0.08	0.03
Net Gains or Losses on Securities
(realized and unrealized)	0.36		0.85	0.01	1.47
Total from Investment Operations	0.40		0.98	0.09	1.50

Distributions (From Net Investment Income)	(0.03)		(0.14)	(0.02)	(0.02)
Distributions (From Capital Gains)	0.00		0.00	(0.11)	(0.02)
Total Distributions	(0.03)		(0.14)	(0.13)	(0.04)
Net Asset Value -
End of Period	$12.63		$12.26	$11.42	$11.46
Total Return (b)	3.27	% ***	8.62%	0.90%	14.99	% *** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$11,180		$9,710	$7,292	$5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.03	% **	2.08%	2.40%	4.04	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.03	% **	0.53%	-0.22%	-2.22	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45	% **	1.45%	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.61	% **	1.16%	0.72%	0.37	% **
Portfolio Turnover Rate	70.73	% ***	63.16%	65.19%	53.13	% ***

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2013		4/1/2012	4/1/2011	7/6/2010*
	to		to	to	to
	9/30/2013		3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.12		$11.28	$11.42	$10.00
Net Investment Income (Loss) (a)	(0.01)		0.04	0.00 (c)	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	0.36		0.84	(0.01)	1.47
Total from Investment Operations	0.35		0.88	(0.01)	1.44

Distributions (From Net Investment Income)	(0.01)		(0.04)	(0.02)	0.00	(c)
Distributions (From Capital Gains)	0.00		0.00	(0.11)	(0.02)
Total Distributions	(0.01)		(0.04)	(0.13)	(0.02)
Net Asset Value -
End of Period	$12.46		$12.12	$11.28	$11.42
Total Return (b)	2.86	% ***	7.84%	(0.01)%	14.53	% *** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,756		$6,481	$6,879	$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.78	% **	2.83%	3.15%	4.79	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.72	% **	-0.33%	-0.96%	-2.94	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20	% **	2.20%	2.20%	2.20	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.14	% **	0.31%	-0.01%	-0.35	% **
Portfolio Turnover Rate	70.73	% ***	63.16%	65.19%	53.13	% ***

* The Fund commenced operations on July 6, 2010. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005. (d) Represents performance beginning on the first day of securi-
ty trading (July 16, 2010). (e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 8

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
September 30, 2013
(Unaudited)

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2013, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. However, Class C shares purchased prior to August 1, 2013 are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. Such CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Class C shares purchased on or after August 1, 2013 are no longer subject to a CDSC fee. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2013, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2013 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

2013 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,755,607	$0	$0	$16,755,607
Money Market Funds	620,359	0	0	620,359
Total	$17,375,966	$0	$0	$17,375,966

The Fund did not hold any Level 3 assets during the six month period ended September 30, 2013. There were no transfers into or out of the levels during the six month period ended September 30, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the six month period ended September 30, 2013 were as follows:

Shares Held March 31, 2013	104,125
Purchases	0
Sales	(2,114)
Shares Held September 30, 2013	102,011

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at September 30, 2013 was $2,148,406 and $2,581,901, respectively. The investment represented 15.25% of total net assets as of September 30, 2013. For the six month period ended September 30, 2013, there were $5,825 in dividends and $7,629 of capital gain distributions received from Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2013, the Adviser earned management fees totaling $85,269 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2014. The fee waiver will automatically terminate on July 31, 2014 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2014.

For the six month period ended September 30, 2013, the Adviser waived fees and/or reimbursed expenses totaling $49,244. The Fund owed the Adviser $6,210 at September 30, 2013. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the

2013 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

“Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2013, there were $13,175 and $32,567 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of September 30, 2013, the Fund had an accrued liability of $22,887 which was available for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. During the period April 1, 2013 to September 30, 2013, those individuals earned $19,837 resulting from the sale of Class A shares. Additionally, during the period April 1, 2013 to September 30, 2013, those individuals earned $3,873 and $8,285 associated with trailing commissions of Class A and Class C, respectfully, which are paid from available class specific accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

During the six month period ended September 30, 2013, the Adviser received $5,291 resulting from CDSC fees incurred by Class C.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $11,727,173 and $11,552,604, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2013 was $16,197,426.

At September 30, 2013, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,259,384	($80,844)	$1,178,540

As of September 30, 2013, there were no differences between book basis and tax basis unrealized appreciation.

8.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions for Class A shares were as follows:

Distributions paid from Class A shares:

	Six Months Ended	Fiscal Year Ended
	September 30, 2013	March 31, 2013
Ordinary Income:	$25,457	$107,326
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	0
	$25,457	$107,326

The tax character of distributions for Class C shares were as follows:

Distributions paid from Class C shares:

	Six Months Ended	Fiscal Year Ended
	September 30, 2013	March 31, 2013
Ordinary Income:	$ 3,442	$24,058
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	0
	$ 3,442	$24,058

2013 Semi-Annual Report 12

ADDITIONAL INFORMATION
September 30, 2013
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 21, 2013, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the "Agreement"), on behalf of the Neiman Balanced Allocation Fund (the "Fund") with the Adviser. Legal counsel reminded the Board of the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the "Report") addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report from the Adviser included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the "Peer Group"). All performance data was through the period ended March 31, 2013. The Report also included comparative performance information for the Fund's comparative index, the S&P 500 Index. The Trustees noted that the Fund continued to perform well. The report indicated that both classes of the Fund's three-month, twelve-month and one-year returns outperformed its Peer Group average. At the same time, it was noted that both classes underperformed the Fund's comparative index for the twelve-month and one-year returns. The Trustees then reviewed the Fund's performance for both classes since-inception compared to the benchmark. It was noted that the benchmark outperformed both classes of the Fund. The Adviser noted that the twelve-month, one-year and since-inception underperformance of the Fund was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not fully participate on the upside and therefore will lag the benchmark. The Trustees concluded that the Fund's performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial condition, the portfolio manager's background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser's Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser's compliance efforts. The representatives of the Adviser discussed the its financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund's expenses to limit the Fund's operating expenses (with certain exclusions) to 1.45% for the Fund’s Class A shares and 2.20% for the Fund’s Class C shares. The Board noted that the Adviser realized minimal profit after indirect expenses related to the Fund as of March 31, 2013. The Trustees then discussed the Adviser's financial condition. A representative of the Adviser stated that, as president and majority owner of the Adviser, he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts "due from adviser" to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the peer group for the Fund (the “Peer Group”). Included in the comparisons were funds with similar asset ranges. The Trustees noted that the Fund's Class A shares and Class C shares audited expense ratio of 1.45% and 2.20%, respectively, were both higher than the average audited expense ratio of 0.91% for the Peer Group. The Class A shares were within the range of its Peer Group and the Class C shares were at the high end of the Peer Group. The Fund's net expense

2013 Semi-Annual Report 13

Additional Information (Unaudited) - continued

ratio (which includes acquired fund fees and expenses) of 2.40% for Class A shares and 3.15% for Class C shares, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) of 1.48% for the Peer Group, but within the range of the Peer Group. Additionally, it was noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (with certain exclusions) to 1.45% for Class A shares and 2.20% for Class C shares of their average daily net assets through July 31, 2013. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.38%, but within the range of the Peer Group. In addition, the Trustees noted that the Class A shares charged a front end load of 5.75%, no deferred load and a 12b-1 fee of 0.25% whereas the Peer Group on average received 0.44% front end loads, 0.34% deferred loads, and 0.29% 12b-1 fees, respectively. The Trustees further noted that the Class C shares did not charge a front end load, charged a 1.00% deferred load and a 12b-1 fee of 1.00% whereas the Peer Group on average received 0.44% front end loads, 0.34% deferred loads, and 0.29% 12b-1 fees, respectively. The Trustees also recognized that the Adviser is capping the Fund's expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund.

Finally, the Trustees reviewed information regarding fees charged by the Adviser for other client relationships. The Trustees recognized the expense ratios were within the range of the Peer Group average and the management fee was at the top end of the Peer Group; however, they also recognized that the Adviser is capping the Fund's expenses, and the Adviser was currently making only a minimal profit for the Fund before indirect expenses. The Fund's performance overall was in line with the Fund's Peer Group. Having considered the comparative data as described above, the Trustees concluded that the Fund's management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial and/or Registered Reps in their NEXT Financial branch office. It was noted that they have received approximately $41,600, collectively, in sales charges and trailer fees for the Neiman Balanced Allocation Fund. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

After further consideration, the Trustees reported that they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economics of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Management Agreement would be in the best interest of the Fund.

2013 Semi-Annual Report 14

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Funds
Neiman Tactical Income Fund
Class A Shares (NTAFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

SEMI-ANNUAL REPORT
September 30, 2013

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2013.

		Since
	1 Year(A)	Inception(A)
CLASS A (with sales charge)*	- 2.32%	0.43%
CLASS A (without sales charge)*	3.67%	5.29%
S&P 500 Index (B	19.34%	20.94%
Barclays Capital US Aggregate Bond Index (C)	-1.68%	-0.10%

Annual Fund Operating Expense Ratio (from 8/1/13 Prospectus) :

Class A - Gross 2.10%, Net 1.89%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Tactical Income Fund commenced operations on June 29, 2012.

(B) The S&P 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot invest directly in an index.

(C) The Barclays Capital US Aggregate Bond Index covers the USD-denominated, investment-grade, fixe-drate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2013 Semi-Annual Report 1

NEIMAN TACTICAL INCOME FUND

                                          Neiman Tactical Income Fund
                                     by Sectors (as a percentage of Net Assets)
                                                               (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2013 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2013 through September 30, 2013.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2013 to
	April 1, 2013	September 30, 2013	September 30, 2013

Actual	$1,000.00	$992.86	$7.24

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2013 Semi-Annual Report 3

Neiman Tactical Income Fund

		Schedule of Investments
		September 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
Mutual Funds
783	RidgeWorth High Income Fund – I Shares	$5,592
Total for Mutual Funds (Cost $5,568)		5,592	0.03%
Exchange Traded Funds
33,424	iSHARES® iBoxx $ High Yield Corporate Bond ETF	3,060,970
38,089	PIMCO Total Return ETF	4,032,482
90,009	SPDR® Barclays Convertible Securities ETF	4,068,407
76,813	SPDR® Barclays High Yield Bond ETF	3,060,614
40,797	Vanguard Extended Duration Treasury ETF	3,888,019
Total for Exchange Traded Funds (Cost $18,235,713)		18,110,492	90.51%
Money Market Funds
1,852,677	Fidelity Money Market Portfolio Class I 0.11% **	1,852,677
Total for Money Market Funds (Cost $1,852,677)		1,852,677	9.26%
	Total Investments	19,968,761	99.80%
	(Cost $20,093,958)
	Other Assets in Excess of Liabilities	39,119	0.20%
	Net Assets	$20,007,880	100.00%

** Variable Rate Security; The Yield Rate shown represents the rate at September 30, 2013. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 4

Neiman Tactical Income Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2013
Assets:
Investment Securities at Fair Value	$19,968,761
(Cost $20,093,958)
Cash	33,793
Prepaid Expenses	27,597
Receivables:
Fund Shares Purchased	9,898
Dividends and Interest	9,607
Total Assets	20,049,656
Liabilities:
Accrued Management Fees	7,805
Accrued Distribution and Service (12b-1) Fees	12,895
Accrued Compliance Officer Expense	1,020
Accrued Trustees Fees	765
Other Accrued Expenses	19,291
Total Liabilities	41,776
Net Assets	$20,007,880
Net Assets Consist of:
Paid In Capital	$19,821,318
Accumulated Undistributed Net Investment Income	301,468
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	10,291
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(125,197)
Net Assets, for 2,036,386 Shares Outstanding	$20,007,880
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($20,007,880/2,036,386 shares)	$9.83
Maximum Offering Price Per Share ($9.83/0.9425) **	$10.43

** Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 5

Neiman Tactical Income Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2013
Investment Income:
Dividends	$507,529
Interest	1,145
Total Investment Income	508,674
Expenses:
Management fees	142,927
Transfer agent fees & accounting fees	19,337
Distribution and service (12b-1) fees	35,732
Registration expense	16,104
Administration fees	13,494
Audit fees	8,784
Legal fees	3,678
Custody fees	3,721
Miscellaneous expense	2,223
Compliance officer expense	2,006
Trustees fees	1,504
Printing and postage expense	1,400
Insurance fees	2,507
Total Expenses	253,417
Less:
Expense Waiver / Expense Reimbursement	(46,173)
Net Expenses	207,244
Net Investment Income (Loss)	301,430
Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investment Companies	22,485
Realized Gain (Loss) on Investments	(12,092)
Change In Unrealized Appreciation (Depreciation) on Investments	(355,748)
Net Realized and Unrealized Gain (Loss) on Investments	(345,355)

Net Increase (Decrease) in Net Assets from Operations	$(43,925)

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 6

Neiman Tactical Income Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2013	6/29/2012*
	to	to
	9/30/2013	3/31/2013
From Operations:
Net Investment Income (Loss)	$301,430	$1,144,232
Capital Gain Distributions from Investment Companies	22,485	28,597
Net Realized Gain (Loss) on Investments	(12,092)	1,244,762
Change in Net Unrealized Appreciation (Depreciation) on Investments	(355,748)	230,551
Increase (Decrease) in Net Assets from Operations	(43,925)	2,648,142
From Distributions to Shareholders:
Net Investment Income	(473,066)	(671,128)
Net Realized Gain from Security Transactions	(711,037)	(562,424)
Change in Net Assets from Distributions	(1,184,103)	(1,233,552)
From Capital Share Transactions:
Proceeds From Sale of Shares	7,920,764	52,146,107
Shares Issued on Reinvestment of Dividends	372,718	902,314
Cost of Shares Redeemed	(36,229,542)	(5,291,043)
Net Increase (Decrease) from Shareholder Activity	(27,936,060)	47,757,378
Net Increase (Decrease) in Net Assets	(29,164,088)	49,171,968
Net Assets at Beginning of Period	49,171,968	-
Net Assets at End of Period (Including Accumulated	$20,007,880	$49,171,968
Undistributed Net Investment Income of $301,468 and $473,104, respectively)
Share Transactions:
Issued	784,698	5,129,465
Reinvested	38,624	88,375
Redeemed	(3,494,181)	(510,595)
Net Increase (Decrease) in Shares	(2,670,859)	4,707,245
Shares Outstanding at Beginning of Period	4,707,245	-
Shares Outstanding at End of Period	2,036,386	4,707,245

* The Fund commenced operations on June 29, 2012. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 7

Neiman Tactical Income Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout	4/1/2013		6/29/2012*
the period:	to		to
	9/30/2013		3/31/2013
Net Asset Value -
Beginning of Period	$10.45		$10.00
Net Investment Income (Loss) (a)	0.11		0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	(0.20)		0.42
Total from Investment Operations	(0.09)		0.74
Distributions (From Net Investment Income)	(0.21)		(0.16)
Distributions (From Capital Gains)	(0.32)		(0.13)
Total Distributions	(0.53)		(0.29)
Net Asset Value -
End of Period	$9.83		$10.45
Total Return (c)	(0.71	)% **	7.44	% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$20,008		$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.77	% ***	1.66	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.79	% ***	3.89	% ***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45	% ***	1.45	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.11	% ***	4.11	% ***
Portfolio Turnover Rate	121.71	% **	364.88	% **

* The Fund commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
September 30, 2013
(Unaudited)

1.) ORGANIZATION:
Neiman Tactical Income Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2013, there are three series authorized by the Trust. The Fund commenced operations on June 29, 2012. The Fund currently offers Class A shares. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund's primary investment objective is total return with capital preservation as a secondary objective. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser") and the Sub-Adviser to the Fund is PageOne Funds Management, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax year 2012, or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2013, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain

2013 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

distributions are recorded as dividend income. Discounts and premiums on securities pur- chased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds) . Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would

2013 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,592	$0	$0	$ 5,592
Exchange Traded Funds	18,110,492	0	0	18,110,492
Money Market Funds	1,852,677	0	0	1,852,677
Total	$ 19,968,761	$0	$0	$19,968,761

The Fund did not hold any Level 3 assets during the six month period ended September 30, 2013. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2013. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2013.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets. Throughout the entire six month period ended September 30, 2013, and up until October 8, 2013, (as described in Note 10 below) PageOne Funds Management, LLC (“PageOne”), served as the sub-adviser of the Fund and had responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser paid PageOne a sub-advisor fee.

For the six month period ended September 30, 2013, the Adviser earned management fees totaling $142,927 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2014. The fee waiver will automatically terminate on July 31, 2014 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2014.

For the six month period ended September 30, 2013, the Adviser waived fees and/or reimbursed expenses totaling $46,173. The Fund owed the Adviser $7,805 at September 30, 2013. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2013 there were $35,732 of 12b-1 fees incurred by Class A. As of September 30, 2013, the Fund had an accrued liability of $12,895 which was available for qualified expenses under the Plan.

2013 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. Those individuals earned $11,775 resulting from the sale of Class A shares during the six month period ended September 30, 2013. Additionally, during the period April 1, 2013 to September 30, 2013, those individuals earned $243 associated with trailing commissions of Class A shares, which are paid from available accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $32,665,154 and $57,856,755, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2013 was $20,093,958.

At September 30, 2013, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$138,211	($263,408 )	($125,197)

As of September 30, 2013, there were no differences between book basis and tax basis unrealized depreciation.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2013, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 59.20% of the Fund, and therefore may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for Class A shares on June 27, 2013 of which $0.2139 per share was paid from net investment income, $0.3086 per share was paid from short-term capital gains and $0.0129 per share was paid from long-term capital gains.

The tax character of distributions for the Class A was as follows:

Distributions paid from Class A:

	Six Months Ended	Period June 29, 2012
	September 30, 2013	through March 31, 2013
Ordinary Income:	$ 473,066	$ 671,128
Short-term Capital Gain:	682,507	562,424
Long-term Capital Gain:	28,530	0
	$ 1,184,103	$ 1,233,552

10.) SUBSEQUENT EVENTS
Effective October 8, 2013, PageOne Funds Management LLC (“PageOne”) no longer serves as the investment sub-adviser to the Fund. At a meeting on October 8, 2013, the Board of Trustees of the Trust and the Adviser, selected Absolute Capital Management, LLC ("Absolute Capital") as the new sub-adviser for the Fund, subject to shareholder approval. If approved by shareholders of the Fund, Absolute Capital will replace PageOne as the sub-adviser responsible for making day-to-day investment decisions for the Fund. Shareholders of the Fund will be asked to approve the new sub-adviser at a special meeting of shareholders to be held on December 10, 2013.

At the October 8, 2013 meeting, the Board of Trustees also approved an interim investment sub-advisory agreement (the "Interim Agreement") with Absolute Capital. The Interim Agreement, which is substantially similar to the previous agreement with PageOne and does not change the compensation paid to the sub-adviser, provides the Fund with uninterrupted investment management services pending shareholder approval of the proposed new sub-advisory agreement with Absolute Capital.

2013 Semi-Annual Report 12

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2013 Semi-Annual Report 13

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
PageOne Funds Management, LLC
2537 Route 9, Suite 250
Malta, NY 12020

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 12-2-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President Date: 12-2-2013 By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 11/29/13